Subsequent Events (Details) - Forecast [Member]	Jun. 30, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Offering issued shares | shares	25,985,000
Per share | $ / shares	$ 0.2
Public Placement [Member]
Subsequent Events [Line Items]
Gross proceeds | $	$ 5,197,000